                                  DODGE & COX
--------------------------------------------------------------------------------
                                  Stock Fund
                               Established 1965



                               Quarterly Report
                              September 30, 1995

                                     1995
--------------------------------------------------------------------------------

                                  DODGE & COX
                                  Stock Fund

--------------------------------------------------------------------------------

                                  Dodge & Cox
                              Investment Managers
                                  35th Floor
                              One Sansome Street
                                 San Francisco
                               California 94104
                                (415) 981-1710

                            For Fund literature and
                           information, please call:
                                (800) 621-3979

--------------------------------------------------------------------------------

                                  DODGE & COX
======================================---=======================================
                                  Stock Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                   SHARES                                                                                             MARKET VALUE
COMMON          CONSUMER: 19.8%
STOCKS:             375,000         Dayton-Hudson Corp............................................................   $   28,453,125
90.0%               300,000         Dillard Department Stores, Inc. Class A.......................................        9,562,500
                    195,000         Fleming Cos., Inc.............................................................        4,680,000
                    485,000         Fruit of the Loom, Inc........................................................       10,003,125
                    580,000         General Motors Corp...........................................................       27,187,500
                    296,500         Genuine Parts Co..............................................................       11,897,063
                  1,095,000         Kmart Corp....................................................................       15,877,500
                    720,000         Masco Corp....................................................................       19,800,000
                    440,000         Melville Corp.................................................................       15,180,000
                    465,000         Nordstrom, Inc................................................................       19,443,045
                    270,000         Procter & Gamble Co...........................................................       20,790,000
                    210,908         Times Mirror Co. Series A.....................................................        6,063,605
                    100,000         VF Corp.......................................................................        5,100,000
                    267,000         Whirlpool Corp................................................................       15,419,250
                                                                                                                     --------------
                                                                                                                        209,456,713
                FINANCE: 19.3%
                    595,000         American Express Co...........................................................       26,403,125
                    129,000         American International Group, Inc.............................................       10,965,000
                    268,000         BankAmerica Corp..............................................................       16,046,500
                    210,000         Barnett Banks, Inc............................................................       11,891,250
                    178,000         Chubb Corp....................................................................       17,088,000
                    347,000         Citicorp......................................................................       24,550,250
                     71,000         General Re Corp...............................................................       10,721,000
                    450,000         Golden West Financial Corp....................................................       22,725,000
                     77,000         Lehman Brothers Holdings, Inc.................................................        1,780,625
                    203,000         Morgan (J.P.) & Co............................................................       15,707,125
                    445,000         Norwest Corp..................................................................       14,573,750
                    235,000         Republic New York Corp........................................................       13,747,500
                    300,000         The St. Paul Cos., Inc........................................................       17,512,500
                                                                                                                     --------------
                                                                                                                        203,711,625
                BASIC INDUSTRY: 9.0%
                    341,000         Aluminum Co. of America.......................................................       18,030,375
                    130,000         Boise Cascade Corp............................................................        5,248,750
                     38,500         Crown Vantage, Inc............................................................          844,613
                    212,000         Dow Chemical Co...............................................................       15,794,000
                    416,000         International Paper Co........................................................       17,472,000
                    385,000         James River Corp. of Virginia.................................................       12,320,000
                    279,000         Nalco Chemical Co.............................................................        9,520,875
                    341,000         Weyerhaeuser Co...............................................................       15,558,125
                                                                                                                     --------------
                                                                                                                         94,788,738
                ENERGY: 9.0%
                    387,000         Amerada Hess Corp.............................................................       18,817,875
                    283,000         Chevron Corp..................................................................       13,760,875
                     58,000         Exxon Corp....................................................................        4,190,500
                    239,000         Halliburton Co................................................................        9,978,250
                     63,000         Mobil Corp....................................................................        6,276,375

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                                       1

                                  DODGE & COX
======================================---=======================================
                                  Stock Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                   SHARES                                                                                             MARKET VALUE
COMMON          ENERGY (continued)
STOCKS              440,000         Phillips Petroleum Co.........................................................   $   14,300,000
(Continued)         100,000         Royal Dutch Petroleum Co......................................................       12,275,000
                    100,000         Schlumberger Ltd..............................................................        6,525,000
                    171,600         Sonat, Inc....................................................................        5,491,200
                     65,000         Western Atlas, Inc............................................................        3,079,375
                                                                                                                     --------------
                                                                                                                         94,694,450
                ELECTRONICS AND COMPUTERS: 7.9%
                    571,600         Digital Equipment Corp........................................................       26,079,250
                    184,000         Hewlett-Packard Co............................................................       15,341,000
                    239,000         International Business Machines Corp..........................................       22,555,625
                    121,400         Motorola, Inc.................................................................        9,271,925
                    830,600         Tandem Computers, Inc.........................................................       10,174,850
                                                                                                                     --------------
                                                                                                                         83,422,650
                BUSINESS PRODUCTS AND SERVICES: 5.1%
                    400,000         Donnelley (R.R.) & Sons Co....................................................       15,600,000
                    287,000         Federal Express Corp..........................................................       23,821,000
                    108,000         Xerox Corp....................................................................       14,512,500
                                                                                                                     --------------
                                                                                                                         53,933,500
                CAPITAL EQUIPMENT: 4.5%
                    278,000         Caterpillar, Inc..............................................................       15,811,250
                    205,200         Deere & Co....................................................................       16,698,150
                    244,000         General Electric Co...........................................................       15,555,000
                                                                                                                     --------------
                                                                                                                         48,064,400
                PUBLIC UTILITIES: 4.5%
                    108,000         Carolina Power & Light Co.....................................................        3,631,500
                    408,000         Central & South West Corp.....................................................       10,404,000
                    192,000         Consolidated Natural Gas Co...................................................        7,752,000
                    108,000         FPL Group, Inc................................................................        4,414,500
                     74,600         Pacific Enterprises...........................................................        1,874,325
                     60,000         Pacific Gas & Electric Co.....................................................        1,792,500
                    129,000         SCEcorp.......................................................................        2,289,750
                    290,000         Texas Utilities Co............................................................       10,113,750
                    183,000         Unicom Corp...................................................................        5,535,750
                                                                                                                     --------------
                                                                                                                         47,808,075
                DIVERSIFIED TECHNOLOGY: 4.2%
                    485,000         Corning, Inc..................................................................       13,883,125
                    132,000         Grace (W.R.) & Co.............................................................        8,811,000
                    186,000         Minnesota Mining & Manufacturing Co...........................................       10,509,000
                    251,100         Raychem Corp..................................................................       11,299,500
                                                                                                                     --------------
                                                                                                                         44,502,625
                TRANSPORTATION: 3.4%
                    950,000         Canadian Pacific Ltd..........................................................       15,200,000
                    321,000         Union Pacific Corp............................................................       21,266,250
                                                                                                                     --------------
                                                                                                                         36,466,250

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                                       2

                                  DODGE & COX
======================================---=======================================
                                  Stock Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                   SHARES                                                                                             MARKET VALUE
COMMON          PHARMACEUTICAL AND HEALTH: 3.3%
STOCKS              190,000         Pfizer, Inc...................................................................   $   10,141,250
(Continued)         270,000         SmithKline Beecham plc ADR....................................................       13,668,750
                    257,000         Upjohn Co.....................................................................       11,468,625
                                                                                                                     --------------
                                                                                                                         35,278,625
                                                                                                                     --------------
                                         TOTAL COMMON STOCKS (cost $700,868,166)..................................      952,127,651
                                                                                                                     --------------
PREFERRED       CONSUMER: 0.2%
STOCKS:              90,092         Times Mirror Co. Conversion Preferred Series B................................        2,173,470
0.2%                                                                                                                 --------------
                                         TOTAL PREFERRED STOCKS (cost $1,936,755).................................        2,173,470
                                                                                                                     --------------
                PAR VALUE
SHORT-TERM      $ 6,536,210         General Mills, Inc., Variable Demand Note 5.46%, 1995.........................        6,536,210
INVESTMENTS:     16,092,584         Pitney Bowes Credit Corp., Variable Demand Note 5.47%, 1995...................       16,092,584
7.9%              9,500,000         Prudential Funding Corp., Commercial Paper 6 1/4%, 1995.......................        9,500,000
                 23,916,120         Sara Lee Corp., Variable Demand Note 5.45%, 1995..............................       23,916,120
                 20,157,896         Southwestern Bell Telephone Co., Variable Demand Note 5.45%, 1995.............       20,157,896
                  7,768,478         Wisconsin Electric Power Corp., Variable Demand Note 5.51%, 1995..............        7,768,478
                                                                                                                     --------------
                                         TOTAL SHORT-TERM INVESTMENTS (cost $83,971,288)..........................       83,971,288
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $786,776,209)..........................    98.1%                              1,038,272,409
                OTHER ASSETS LESS LIABILITIES..................................     1.9                                  19,719,466
                                                                                  ------                             --------------
                TOTAL NET ASSETS...............................................   100.0%                             $1,057,991,875
                                                                                  ======                             ==============

                Capital shares outstanding 15,530,823                                              NET ASSET VALUE PER SHARE $68.12
                (par value $1.00 each)

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                                       3

                                  DODGE & COX
======================================---=======================================
                                  Stock Fund

                Condensed Statement of Operations
                -------------------------------------------------------------------------------------------------------------------
                For the Nine Months Ended September 30, 1995
                Investment income.................................................................................     $ 15,701,941
                Expenses..........................................................................................        3,512,094
                                                                                                                       ------------
                Net investment income.............................................................................     $ 12,189,847
                                                                                                                       ============

                Net realized gain from security transactions (based on identified cost)...........................     $ 42,593,033
                Change in unrealized appreciation of investments..................................................      132,591,461
                                                                                                                       ------------
                Net realized and unrealized gain on investments...................................................     $175,184,494
                                                                                                                       ============

                Condensed Financial Information
                -------------------------------------------------------------------------------------------------------------------
                                                                  Net Asset Value Per Share               Distributions Per Share
                                                                 ----------------------------            --------------------------
                Year Ended                                                                                                  Capital
                December 31              Net Assets               Actual            Adjusted*            Income               Gains
                -------------------------------------------------------------------------------------------------------------------
                1985                 $   38,493,089              $30.95                $32.47            $  1.01             $ 1.23
                1986                     45,062,188               31.66                 37.33                .94               3.90
                1987                     67,466,098               32.94                 40.68               1.03               1.58
                1988                     81,579,776               35.26                 44.92               1.07               1.11
                1989                    125,161,597               42.57                 55.30               1.23                .82
                1990                    172,969,111               38.79                 50.74               1.35                .28
                1991                    281,296,392               44.85                 59.92               1.24                .87
                1992                    335,922,835               48.37                 64.82               1.11                .16
                1993                    435,895,275               53.23                 75.21               1.04               2.84
                1994                    543,475,451               53.94                 77.46               1.15                .89
                1995 (9/30)           1,057,991,875               68.12                 98.16                .92**              .18
                                                                                                          ------             ------
                                                                                                          $12.09             $13.86
                                                                                                          ======             ======

              * Adjusted for assumed reinvestment of capital gains
                distributions.
             ** A distribution of $.32 per share from net investment income was paid to shareholders of record September 14, 1995.

                Average annual total return for periods ended September 30, 1995     1 Year      5 Years     10 Years     20 Years
                -------------------------------------------------------------------------------------------------------------------
                Dodge & Cox Stock Fund                                                28.24%      18.84%      16.56%       15.83%
                S&P 500 Index                                                         29.74       17.23       16.04        14.72

                The average annual total return figures include reinvestment of dividend and capital gain distributions. These results represent past performance; past performance is no guarantee of future results. Investment return and share price will vary, and shares may be worth more or less at redemption than at original purchase.

                                             *  *  *

                The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

======================================---=======================================

                                  DODGE & COX
======================================---=======================================
                                  Stock Fund


                Officers and Directors
                ----------------------------------------------------------------

                John A. Gunn, President and Director
                President, Dodge & Cox

                Joseph M. Fee, Vice President and Director
                Retired Officer, Dodge & Cox

                W. Timothy Ryan, Secretary-Treasurer
                and Director
                Senior Vice-President, Dodge & Cox

                Katherine Herrick Drake, Assistant
                Secretary-Treasurer and Director
                Vice-President, Dodge & Cox

                Harry R. Hagey, Assistant Secretary-
                Treasurer and Director
                Chairman & CEO, Dodge & Cox

                Max Gutierrez, Jr., Director
                Partner, Brobeck, Phleger & Harrison, Attorneys

                Robert C. Harris, Director
                Of Counsel to Heller, Ehrman, White & McAuliffe, Attorneys

                Frank H. Roberts, Director
                Retired Partner, Pillsbury, Madison & Sutro, Attorneys

                John B. Taylor, Director
                Professor of Economics, Stanford University

                Will C. Wood, Director
                Principal, Kentwood Associates, Financial Advisers

                ----------------------------------------------------------------

                MANAGERS
                Dodge & Cox
                One Sansome Street, 35th Floor
                San Francisco, California 94104
                Telephone (415) 981-1710

                CUSTODIAN & TRANSFER AGENT
                Firstar Trust Company
                P. O. Box 701
                Milwaukee, Wisconsin 53201-0701
                Telephone (800) 621-3979

                INDEPENDENT ACCOUNTANTS
                Price Waterhouse, LLP
                San Francisco, California

                LEGAL COUNSEL
                Heller, Ehrman, White & McAuliffe
                San Francisco, California

                ----------------------------------------------------------------

                This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by an effective prospectus.

======================================---=======================================
                                       5
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                                  DODGE & COX
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                                  Stock Fund





                      THIS PAGE INTENTIONALLY LEFT BLANK




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                                       6

                                  DODGE & COX
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                                  Stock Fund

                General Information
                ----------------------------------------------------------------

DODGE & COX The Fund enables investors to obtain the benefits of experienced STOCK FUND and continuous investment supervision. The Fund is invested in a broadly diversified and carefully selected list of common stocks to provide shareholders with an opportunity for long-term growth of principal and income.

INVESTMENT      Since 1930, Dodge & Cox has been providing professional
COUNSEL         investment management for individuals, trustees, corporations,
MANAGEMENT      pension and profit-sharing funds, and charitable institutions.
                In addition, Dodge & Cox manages the Dodge & Cox Balanced Fund and the Dodge & Cox Income Fund. Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities.

NO SALES        There are no commissions on the purchase or redemption of shares
CHARGE          of the Fund.

GIFTS Dodge & Cox Stock Fund shares provide a convenient method for making gifts to children and to other family members. Fund shares may be held by an adult custodian for the benefit of minors under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

REINVESTMENT    Shareholders may direct that dividend and capital gains
PLAN            distributions be reinvested in additional Fund shares.

AUTOMATIC       Shareholders may make regular monthly or quarterly investments
INVESTMENT      of $100 or more through automatic deductions from their bank
PLAN            accounts.

WITHDRAWAL      Shareholders owning $10,000 or more of the Fund's shares may
PLAN            elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

                The above plans are completely voluntary and involve no service charge of any kind.

IRA PLAN The Fund has available an Individual Retirement Plan (IRA) for shareholders of the Fund.

                Fund literature and details on all of these plans are available from the Fund upon request.

                DODGE & COX STOCK FUND
                c/o Firstar Trust Company
                P.O. Box 701
                Milwaukee, Wisconsin 53201-0701
                Telephone (800) 621-3979

======================================---=======================================

                                  Dodge & Cox
======================================---=======================================
                                  Stock Fund

Dear Shareholder:                                                   October 1995

The Dodge & Cox Stock Fund had a total return of 8.0% for the quarter ended September 30, 1995, matching the return for the Standard & Poor's 500 Index (S&P
500) over the same period. For the first nine months of 1995 the Stock Fund had a total return of 28.6%, slightly below the 29.8% total return of the S&P 500.

Our performance year to date has largely been driven by the appreciation of bank, insurance and technology companies in the Fund. Of the nine stocks in our portfolio that returned more than 50% in the last nine months, five were financial companies and two were in the technology area.

--------------------------------------------------------------------------------

                          Average Annual Total Return

  For periods ended September 30, 1995             1 Year     5 Years     10 Years    20 Years
  --------------------------------------------------------------------------------------------
  Dodge & Cox Stock Fund                           28.24%      18.84%      16.56%      15.83%
  S&P 500 Index                                    29.74       17.23       16.04       14.72

The average annual total return figures include reinvestment of dividend and capital gain distributions. These results represent past performance; past performance is no guarantee of future results. Investment return and share price will vary, and shares may be worth more or less at redemption than at original purchase.

--------------------------------------------------------------------------------

Portfolio Composition

As we noted in last quarter's letter, our long term strategy results in a portfolio that does not change substantially from quarter to quarter. It is no surprise then that our positions are largely unchanged since June 30, 1995. The portfolio continues to emphasize companies in the cycle-sensitive and finance sectors, and the retail industry.

Our representation in a given industry is a function of many separate investment decisions. We begin with in-depth research into a company. After thorough analysis, if we conclude that the company's future earnings power over the next three to five years is attractive in relation to its current price, we buy it. It often happens that an operating environment that makes one company in a given industry attractive will also make other companies in that same industry good long term investment choices. As we identify more companies to buy in a particular area, the percentage of the portfolio invested in that industry will rise.

Retail Pressures Continue

Using this approach, over the past two years we have found an increasing number of attractive investments in retailing. Profit pressure in retailing continues, and stock prices reflect the conventional wisdom that future earnings will be depressed. However, we see many company managements responding and dealing with the tough environment. While all five of our retail holdings and both of the wholesale distributors in our portfolio have generated returns lower than the S&P 500 so far this year, we have maintained our positions in these companies. We believe that over the longer term, management actions will lead to positive earnings surprises and good investment returns.

======================================---=======================================
   Dodge & Cox      One Sansome Street      San Francisco, California 94104

                                  Dodge & Cox
======================================---=======================================
                                  Stock Fund

Sell Discipline

In contrast to the retailing industry, the Fund's holdings in the electronic/computer industry have been an important positive contributor to performance in 1995. However, we have gradually reduced our positions in this area, from 11.0% of the portfolio at the start of 1995 to 8.7% at the end of September 1995. Such decisions to sell--whether liquidating an entire position or just trimming a holding--begins with a hypothetical question we continually pose: "What would we buy in our portfolio today, if we knew that all holdings would be locked in for the next three to five years?" This long term orientation leads to low portfolio turnover. Of the 75 stocks held in the Stock Fund today, 49 of those were in the portfolio at the end of 1991.

Our long term orientation, however, is not automatic. In July of 1994, we purchased Apple Computer at $27 per share. The price rose rapidly. In the face of the higher stock valuation, our long term worries about the Company's competitive position in personal computers weighed heavier. We sold Apple four months later at $40 per share. Why? Because we would not have purchased Apple at $40 for the three to five year time horizon of our portfolio.

Increasing Investment in Energy Sector

As we trim our portfolio, we also continue to seek new attractive long term investments. Five new equity positions in the Fund were established during the third quarter, including two energy-related companies. Subsequent to the end of the quarter, the Fund also participated in the initial public offering of Union Pacific Resources, a leading oil and gas exploration and production company. We have followed U.P. Resources for many years as a shareholder in its parent company, Union Pacific. We have stepped up our research efforts in the energy sector as the price of petroleum and natural gas products is currently depressed, while worldwide energy demand is increasing.

In closing, we want to thank you for your continued confidence in Dodge & Cox. We believe that our ongoing commitment to independent fundamental research and individual security selection will continue to benefit Fund shareholders in the years ahead.

                                  Dodge & Cox

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